Share-Based Payments Reserves (Details)																					1 Months Ended	12 Months Ended
	Nov. 28, 2025 USD ($) shares	Nov. 05, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 26, 2025 $ / shares	Jul. 11, 2025 USD ($)	May 26, 2025 USD ($)	May 20, 2025	Jan. 28, 2025 USD ($)	Jan. 06, 2025 USD ($)	Dec. 06, 2024 USD ($) $ / shares	Nov. 21, 2024 USD ($)	Nov. 04, 2024 USD ($) $ / shares	Sep. 24, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 04, 2024 USD ($)	May 21, 2024 USD ($)	May 01, 2024 USD ($)	Apr. 23, 2024 CAD ($) $ / shares	Mar. 12, 2024 USD ($)	Aug. 31, 2025	Dec. 31, 2025 USD ($) Option	Dec. 31, 2024 USD ($)	Jul. 11, 2025 $ / shares	May 26, 2025 $ / shares	Jan. 28, 2025 $ / shares	Jan. 06, 2025 $ / shares	Jul. 29, 2024 $ / shares	Jun. 04, 2024 $ / shares	May 21, 2024 CAD ($) $ / shares	May 01, 2024 $ / shares	Mar. 12, 2024 $ / shares
Share-Based Payments Reserves [Line Items]
Percentage of issued and outstanding shares																						10.00%
Number of stock options granted						200,000	70,422		1,200,000	100,000					3,667,187	4,000,000	200,000	250,000	250,000	125,000
Options granted, price per share (in Dollars per share) | $ / shares																			$ 0.77					$ 4	$ 4.97	$ 4.52	$ 4.59	$ 2.17	$ 1.26	$ 1.03	$ 0.77	$ 0.69
Period of grant						5 years	5 years		5 years	5 years					5 years	5 years	5 years	5 years	5 years	5 years
Estimated grant date fair value						$ 523,906	$ 227,702		$ 3,591,500	$ 304,449							$ 140,309	$ 127,463	$ 120,370	$ 58,646			$ 6,000,617
Expected dividend yield						0.00%	0.00%		0.00%	0.00%						0.00%	0.00%	0.00%	0.00%	0.00%			0.00%
Expected volatility						143.00%	143.00%		150.00%	151.00%						154.50%	154.30%	154.30%	154.30%	149.10%			156.00%
Risk-free interest rate						3.03%	2.92%		2.89%	2.96%						4.08%	3.79%	3.63%	3.79%	3.71%			3.20%
Weighted average remaining contractual life						5 years	5 years		5 years	5 years						5 years	5 years	5 years	5 years	5 years			5 years
Exercise price per share (in Dollars per share) | $ / shares					$ 2.63
Share-based payments (in Dollars)																						$ 13,210,103	$ 19,249,685
Twelve Installments [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							50,304
Estimated grant date fair value							$ 162,653
Stock Option Plan [Member]
Share-Based Payments Reserves [Line Items]
Exercised shares | Option																						1
Number of stock options granted											100,000		100,000
Period of grant											5 years		5 years
Estimated grant date fair value											$ 356,834		$ 155,335			$ 3,432,925
Expected dividend yield											0.00%		0.00%
Expected volatility											151.00%		150.00%
Risk-free interest rate											2.81%		3.04%
Weighted average remaining contractual life											5 years		5 years									2 years 8 months 12 days	3 years 14 days
Exercise price per share (in Dollars per share) | $ / shares											$ 4.5		$ 2.28
Share based payment of fully vested from date of grant													4 months
Share-based payments (in Dollars)																						$ 5,600,819	$ 4,521,451
DSUs [Member]
Share-Based Payments Reserves [Line Items]
Percentage of issued and outstanding shares																					5.00%
Number of stock options granted						44,323	35,000		1,400,000	100,000	100,000	950,000	100,000	1,125,000	475,000		200,000
Period of grant						6 years	1 year		1 year	1 year	1 month		1 month	3 years	6 years		12 years
Estimated grant date fair value						$ 128,000	$ 125,165		$ 4,553,000	$ 330,000	$ 384,000	$ 2,478,000	$ 154,000	$ 2,433,000	$ 832,000															$ 174,000
Share-based payments (in Dollars)																						$ 7,423,790	$ 7,394,757
DSUs [Member] | First Installment [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							60,362
Period of grant							6 years
Estimated grant date fair value							$ 216,000
Additional DSUs [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							200,000
Estimated grant date fair value							$ 715,000
Restricted Share Units Plan [Member]
Share-Based Payments Reserves [Line Items]
Percentage of issued and outstanding shares								5.00%
Number of stock options granted	150,000	300,000		500,000
Period of grant	6 years
Estimated grant date fair value	$ 262,500	$ 525,000		$ 500,000
Expected dividend yield				0.00%
Expected volatility				130.00%
Risk-free interest rate				2.40%
Weighted average remaining contractual life				3 years 1 month 28 days
Random variable
Number of stock options vested (in Shares) | shares	50,000
Number of stock options remaining vested (in Shares) | shares	150,000
Restricted Share Units Plan [Member] | Eight Installments [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted		695,000		500,000
Estimated grant date fair value		$ 1,216,250		$ 500,000
Performance Share Units Plan [Member]
Share-Based Payments Reserves [Line Items]
Percentage of issued and outstanding shares								5.00%
Number of stock options granted		200,000	2,000,000
Estimated grant date fair value		$ 151,000	$ 3,580,000
Expenses in relation to grant (in Dollars)
Performance Share Units Plan [Member] | Four Installments [Member]
Share-Based Payments Reserves [Line Items]
Exercised shares			3,580,000
Number of stock options granted			2,000,000
Period of grant			3 years
Finder Agreement [Member] | Stock Option Plan [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											500,000
Period of grant											5 years
Estimated grant date fair value											$ 1,784,168
Expected dividend yield											0.00%
Expected volatility											151.00%
Risk-free interest rate											2.81%
Weighted average remaining contractual life											5 years
Exercise price per share (in Dollars per share) | $ / shares											$ 4.5
Finder Agreement [Member] | DSUs [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											500,000
Estimated grant date fair value											$ 1,920,000
Common shares [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							50,304
Common shares [Member] | Stock Option Plan [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											35,000		46,500
Period of grant											5 years		5 years
Estimated grant date fair value											$ 124,892		$ 72,368
Expected dividend yield											0.00%		0.00%
Expected volatility											151.00%		150.00%
Risk-free interest rate											2.81%		3.04%
Weighted average remaining contractual life											5 years		5 years
Exercise price per share (in Dollars per share) | $ / shares											$ 4.5		$ 2.28
Share based payment of fully vested from date of grant											12 months		12 months